Shareholder loans - 2023 and Greybrook Notes (Details)			3 Months Ended		9 Months Ended
	Aug. 01, 2023 USD ($) Day shares	Feb. 28, 2023 USD ($) Day $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Day	Sep. 30, 2023 USD ($)	Nov. 06, 2024 USD ($)	Oct. 15, 2024 USD ($)	Oct. 03, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 13, 2023 USD ($)	Aug. 15, 2023 USD ($)	Feb. 03, 2023 USD ($)
Debt Instruments
Face Amount							$ 5,106,599	$ 5,106,599	$ 5,106,599		$ 6,505,000		$ 750,000
Gain (Loss) on Extinguishment of Debt				$ (14,274)	$ 39,822	$ (14,274)
Greybrook Health Inc | February 2023 Warrants
Debt Instruments
Number of shares per warrant (in shares) | shares		1
Warrant exercise price (in $ per share) | $ / shares		$ 1.84
Greybrook Health Inc | August 2023 Warrants
Debt Instruments
Number of shares per warrant (in shares) | shares	1
Fair value of warrants	$ 19,728
Related party | Greybrook Health Inc | February 2023 Warrants
Debt Instruments
Number of warrants issued (in shares) | shares		135,870
Number of shares per warrant (in shares) | shares		1
Warrant exercise price (in $ per share) | $ / shares		$ 1.84
Fair value of warrants		$ 63,587
February 2023 and August 2023 Notes
Debt Instruments
Carrying amount			$ 0		0					$ 0
February 2023 and August 2023 Notes | Greybrook Health Inc
Debt Instruments
Total deferred financing costs			109,132		109,132
Amortization of deferred financing costs			0			3,982
Amortization of deferred losses					0	7,656
February 2023 Notes
Debt Instruments
Face Amount													$ 690,000
Interest expense			0	160,940	$ 0	377,088
February 2023 Notes | Greybrook Health Inc
Debt Instruments
Face Amount		1,000,000
February 2023 Notes | Significant Shareholder | Greybrook Health Inc
Debt Instruments
Conversion amount - Maximum		$ 1,000,000
Minimum conversion price percentage (in %)		85.00%
Volume weighted average trading days | Day		5
August 2023 Notes | Greybrook Health Inc
Debt Instruments
Face Amount	$ 1,000,000
Minimum conversion price percentage (in %)	85.00%
Volume weighted average trading days | Day	5
Number of warrants issued (in shares) | shares	250,000
Convertible Subordinated Debt [Member]
Debt Instruments
Face Amount												$ 500,000
Minimum conversion price percentage (in %)					85.00%
Volume weighted average trading days | Day					30
Amortization of deferred financing costs			8,160	10,034	$ 23,331	10,034
Interest expense			$ 129,600	$ 44,282	$ 377,927	$ 44,282